Consolidated Statements of Operations (Parenthetical) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Of which Financial income incurred by renegotiating the convertible bond debt OCEANE	€ 35,578	€ 0	€ 0